Income tax expense (Tables)	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Schedule of reconciliation of tax expenses applicable to loss before tax

	2025	2024	2023
	S$	S$	S$

Loss before tax	(6,646,931)	(5,507,764)	(2,094,169)
Income tax using the statutory tax rate of 17% (2024: 17%; 2023: 17%)	(1,127,293)	(936,320)	(356,009)
Income not subject to tax	(37)	(15,361)	(327,990)
Non-deductible expenses	589,478	670,616	86,982
Difference in tax rate in different countries	-	57	96
Others	31,876	-	-
Deferred tax assets not recognized	554,626	281,008	596,921
Income tax expense	48,650	-	-